Yanfeng Transactions (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 16, 2013	Nov. 01, 2013
Gain on Yanfeng transactions		$ 465	$ 0	$ 465	$ 0
Loan guarantee amount			$ 40
Loan guarantee period			5 years
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination							$ 293
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			$ (40)	(46)
Goodwill, Acquired During Period				51
Cash and equivalents							96
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables							75
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory							42
Other current assets							60
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment							42
Equity in net assets of non-consolidated affiliates							31
Intangible assets							105
Other non-current assets							2
Short-term debt							(34)
Accounts payable							(106)
Accrued employee liabilities							(9)
Other current liabilities							(43)
Other non-current liabilities							$ (19)
Gain on sale of joint venture interest			2	5	$ 19
Yanfeng [Member]
Equity Method Investment, Ownership Percentage						50.00%
Proceeds from Sale of Equity Method Investments				928
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax				31
Gain on sale of joint venture interest		$ 413		$ 413
YFVE [Member]
Proceeds from Sale of Equity Method Investments			$ 37
Business Acquisition, Percentage of Voting Interests Acquired							11.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		49.00%	49.00%	49.00%
Business Combination, Consideration Transferred		$ 58
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage							40.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage		51.00%		51.00%			51.00%
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination							$ 293
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		$ 97
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value							138
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain		52
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							$ 242
YFVIC [Member]
Equity Method Investment, Ownership Percentage			50.00%
Customer Relationships [Member]
Finite-lived Intangible Assets Acquired				$ 89
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				10 years
Developed Technology Rights [Member]
Finite-lived Intangible Assets Acquired				$ 7
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				10 years
Use Rights [Member]
Finite-lived Intangible Assets Acquired				$ 9
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				32 years
Accumulated Translation Adjustment [Member]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			$ (1)	$ (37)
Accumulated Translation Adjustment [Member] | YFVE [Member]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax				$ 3
Other Yanfeng-related interiors joint ventures [Member]
Proceeds from Sale of Equity Method Investments		$ 96
Subsequent Event [Member] | Yanfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd. [Member]
Ownership Percentage of Entities Disposed	12.50%
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 91
Gain (Loss) on Disposition of Business	$ 62